Consolidated Statements of Changes in Equity (Parenthetical)	12 Months Ended
Mar. 31, 2017 CNY (¥)
Consolidated Statements of Changes in Equity
Income tax on foreign currency translation adjustment	¥ 0
Income tax on unrealized loss on available-for-sale investment	0
Income tax on reclassification adjustment for loss on available-for-sale investment	¥ 0